Stockholders'Deficit and Preferred Stock Subject to Redemption (Detail Textuals 1) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Equity [Line Items]
Recognized stock-based compensation expense			$ 10,771
Total amount of unrecognized compensation cost related to non-vested stock options		$ 1,389,296
Recognized period of non-vested stock options		3 years 10 months 21 days
General and administrative expense
Equity [Line Items]
Recognized stock-based compensation expense		$ 414,343
Stock Option
Equity [Line Items]
Aggregate number of shares granted		1,180,000
Contractual term of option outstanding			6 years 6 months
Dividend yield		0.00%	0.00%
Stock Option | Minimum
Equity [Line Items]
Contractual term of option outstanding		6 years 3 months
Stock Option | Maximum
Equity [Line Items]
Aggregate number of shares granted		1,180,000
Contractual term of option outstanding		6 years 6 months
Omnibus Incentive Plan 2014 | Stock Option
Equity [Line Items]
Number of shares reserved for future grants		3,200,000
Aggregate number of shares granted		130,000
Number of shares available for future grant		820,000
Expiry period of options granted		10 years
Percentage of option price at least of fair value on date of grants		100.00%
Voting percentage of common stock		10.00%
Percentage of fair value option price at date of grants		110.00%
Maximum exercisable period of fair value of option		5 years
Vested period of shares		5 years
Remaining contractual life of options outstanding		8 years 11 months 5 days
Recognized stock-based compensation expense		$ 294,000
Options outstanding		1,180,000	1,730,000
Options to purchase shares of common stock, exercisable		210,000
Omnibus Incentive Plan 2014 | Restricted stock awards | Senior management and board of directors
Equity [Line Items]
Aggregate number of shares granted	1,200,000
Recognized stock-based compensation expense	$ 62,500
Fair market value of shares granted	$ 900,000
Omnibus Incentive Plan 2014 | Restricted stock awards | Minimum | Senior management and board of directors
Equity [Line Items]
Vested period of shares	1 year
Omnibus Incentive Plan 2014 | Restricted stock awards | Maximum | Senior management and board of directors
Equity [Line Items]
Vested period of shares	3 years